UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21793

Name of Fund: BlackRock Enhanced Government Fund, Inc. (EGF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Enhanced Government Fund, Inc. , 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 – 03/31/2008

Item 1 – Schedule of Investments

BlackRock Enhanced Government Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Par
(000)	Asset-Backed Securities	Value

$ 2,299	Asset Backed Securities Corp. Home Equity Line Trust Series
	2006-HE7 Class A2, 2.945%, 11/25/36 (a)	$ 2,211,758
3,220	First Franklin Mortgage Loan Asset Backed Certificates Series
	2005-FF2 Class M2, 3.335%, 3/25/35 (a)	2,125,200
2,117	GSAA Home Equity Trust Series 2005-1 Class AF2, 4.316%,
	11/25/34 (a)	2,042,077
2,000	Securitized Asset Backed Receivables LLC Trust Series 2005-0P1
	Class M2, 3.345%, 1/25/35 (a)	1,691,439
1,025	Securitized Asset Backed Receivables LLC Trust Series 2005-OP2
	Class M1, 3.325%, 10/25/35 (a)	789,250
2,500	Soundview Home Equity Loan Trust Series 2007-OPT5 Class 2A2,
	3.549%, 10/25/37 (a)	2,207,813

	Total Asset-Backed Securities (Cost - $12,660,382) - 5.1%	11,067,537

	U.S. Government & Agency Obligations

3,500	Federal Farm Credit Bank, 4.55%, 6/08/20	3,536,095
3,525	Federal Home Loan Bank, 5.40%, 10/27/11 (b)	3,590,047
25,235	U.S. Treasury Notes, 2.875%, 1/31/13 (c)	25,721,960

Total U.S. Government & Agency Obligations
	(Cost - $32,488,265) - 15.0%	32,848,102

	U.S. Government Agency Mortgage-Backed Securities

	Fannie Mae Guaranteed Pass-Through Certificates:
8,400	4.50%, 4/15/23 (d)	8,352,750
1,894	4.66%, 7/01/10	1,930,667
5,947	4.681%, 2/01/13	6,103,257
30,370	5.00%, 4/01/19 - 10/01/35 (c)	30,161,712
7,939	5.24%, 4/01/12	8,201,426
5,332	5.276%, 10/01/35	5,412,362
40,770	5.50%, 4/15/23 - 4/15/38 (d)	41,254,718
2,642	5.707%, 2/01/12	2,807,609
19,056	6.00%, 7/01/36 - 4/15/38 (d)	19,535,665
5,283	6.60%, 1/01/11	5,591,564

		129,351,730

	Freddie Mac Mortgage Participation Certificates:
1,084	4.50%, 5/01/34	1,046,995
18,723	5.00%, 5/01/20 - 8/01/37	18,635,744
760	5.50%, 4/01/37	767,926
2,500	6.00%, 4/15/38 (d)	2,563,280
4,200	6.50%, 4/15/38 (d)	4,356,190

		27,370,135

	Ginnie Mae MBS Certificates:
2,802	5.00%, 11/15/35	2,806,254
2,470	5.50%, 11/15/35	2,523,582

		5,329,836

	Total U.S. Government Agency Mortgage-Backed Securities
	(Cost - $157,620,487) - 74.0%	162,051,701

	U.S. Government Agency Mortgage-Backed Securities -
	Collateralized Mortgage Obligations

3,540	Fannie Mae Trust Series 2006-129 Class PA, 5.50%, 7/25/28	3,629,762
3,674	Fannie Mae Trust Series 2007-32 Class SH, 2.985%, 4/25/37 (a)(e)	275,891

BlackRock Enhanced Government Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

	Par	U.S. Government Agency Mortgage-Backed Securities -
	(000)	Collateralized Mortgage Obligations	Value

$ 1,980		Fannie Mae Trust Series 2007-79 Class QC, 1.35%, 4/17/37 (a)(e)	$ 48,235
	2,555	Fannie Mae Trust Series 2007-88 Class SA, 1.7%, 8/25/35 (a)(e)	69,027
	11,809	Fannie Mae Trust Series 2008-9 Class SA, 4.105%, 2/25/38 (a)	1,026,337
	4,391	Fannie Mae Trust Series 353 Class 2, 5%, 8/01/34 (e)	1,011,151
	4,041	Fannie Mae Trust Series 367 Class 2, 5.50%, 1/25/36 (e)	877,247
	4,569	Fannie Mae Trust Series 378 Class 5, 5%, 7/01/36 (e)	996,381
	4,696	Freddie Mac Multiclass Certificates Series 232 Class IO,
		5%, 8/01/35 (e)	1,019,732
	2,439	Freddie Mac Multiclass Certificates Series 2369 Class SU,
		3.248%, 10/15/31 (a)(e)	268,741
	610	Freddie Mac Multiclass Certificates Series 2611 Class KT, 7.89%,
		4/15/17 (a)	641,027
	6,996	Freddie Mac Multiclass Certificates Series 2654 Class YD, 5%,
		12/15/26 (e)	458,457
	684	Freddie Mac Multiclass Certificates Series 2659 Class IA, 5%,
		12/15/21 (e)	3,688
	3,629	Freddie Mac Multiclass Certificates Series 2996 Class SJ, 2.098%,
		6/15/35 (a)(e)	220,988
	2,680	Freddie Mac Multiclass Certificates Series 3042 Class EA, 4.50%,
		9/15/35	2,594,290
	3,864	Freddie Mac Multiclass Certificates Series 3183 Class KI, 6%,
		12/15/34 (e)	538,714
	13,997	Freddie Mac Multiclass Certificates Series 3404 Class AS,
		1.454%, 1/15/38 (a)(e)	1,010,849
	29,554	Ginnie Mae Trust Series 2005-47 Class SP, 0.853%,
		8/20/32 (a)(e)	2,045,190
	10,000	Ginnie Mae Trust Series 2005-87 Class C, 5.328%, 9/16/34 (a)	10,278,582
	10,000	Ginnie Mae Trust Series 2006-3 Class C, 5.235%, 4/16/39 (a)	9,680,015
	8,753	Ginnie Mae Trust Series 2006-30 Class IO, 0.80%, 5/16/46 (a)(e)	422,603
	4,874	Ginnie Mae Trust Series 2006-61 Class SA, 2.21%, 11/20/36 (a)(e)	189,946

		Total U.S. Government Agency Mortgage-Backed
		Securities - Collateralized Mortgage Obligations
		(Cost - $36,536,882) - 17.0%	37,306,853

		Non-Government Agency Mortgage-Backed Securities

Collateralized Mortgage	19,114	Banc of America Funding Corp. Series 2007-5 Class 4A3, 3.655%,
Obligations - 8.6%		7/25/37 (a)	1,552,338
	891	Banc of America Mortgage Securities Inc. Series 2003-J Class
		2A1, 4.086%, 11/25/33 (a)	897,929
	772	Bear Stearns Alt-A Trust Series 2004-13 Class A1, 3.265%,
		11/25/34 (a)	646,195
	12,805	Bear Stearns Asset Backed Securities Series 2007-AC2 Class X,
		0.25%, 3/25/37 (e)	128,050

BlackRock Enhanced Government Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

	Par
	(000)	Non-Government Agency Mortgage-Backed Securities	Value

$ 1,693		CS First Boston Mortgage Securities Corp. Series 2005-11 Class
		6A5, 6%, 12/25/35	$ 1,650,298
	11,973	Citigroup Mortgage Loan Trust, Inc. Series 2005-12 Class 1A2,
		1.615%, 8/25/35 (a)(e)	392,069
	2,597	Countrywide Alternative Loan Trust Series 2006-41CB Class
		2A17, 6%, 1/25/37	2,551,133
	22,760	First Horizon Alternative Mortgage Securities Series 2007-FA2
		Class 1A11, 1.245%, 4/25/37 (a)(e)	1,718,966
	2,781	Homebanc Mortgage Trust Series 2005-4 Class A1, 3.165%,
		10/25/35 (a)	2,184,255
	1,675	JPMorgan Alternative Loan Trust Series 2006-S1 Class 3A1A,
		5.35%, 3/25/36 (a)	1,679,889
	14,140	Residential Asset Securitization Trust Series 2004-A9 Class A3,
		1.83%, 12/25/34 (a)(e)	945,832
	1,461	Residential Funding Mortgage Securities I Series 2006-S1 Class
		1A5, 5.25%, 1/25/36	1,439,165
	2,927	WaMu Mortgage Pass-Through Certificates Series 2005-AR7 Class
		A1, 4.917%, 8/25/35 (a)	2,893,249
	4,655	Washington Mutual Mortgage Pass-Through Series 2005-8 Class
		1A4, 1.215%, 10/25/35 (a)(e)	134,314

			18,813,682

Commercial Mortgage-	475	Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4,
Backed Securities - 3.6%		5.889%, 12/10/49 (a)	471,322
	1,500	Greenwich Capital Commercial Funding Corp. Series 2006-GG7
		Class A4, 5.913%, 7/10/38 (a)	1,531,098
	2,500	JPMorgan Chase Commercial Mortgage Securities Corp., 5.814%,
		6/12/43 (a)	2,523,335
	2,000	JPMorgan Chase Commercial Mortgage Securities Corp.
		Series 2006-LDP7 Class A4, 5.875%, 4/15/45 (a)	2,032,584
	1,330	JPMorgan Chase Commercial Mortgage Securities Corp.
		Series 2007-CB20 Class A4, 5.794%, 2/12/51 (a)	1,320,077

			7,878,416

		Total Non-Government Agency Mortgage-Backed Securities
		(Cost - $24,927,050) - 12.2%	26,692,098

Industry		Corporate Bonds

Electric Utilities - 0.8%	2,000	PPL Capital Funding, 6.70%, 3/30/67 (a)	1,700,740

Insurance - 1.8%	2,000	The Allstate Corp., 6.50%, 5/15/57 (a)	1,647,072
	500	ZFS Finance (USA) Trust IV, 5.875%, 5/09/32 (a)(f)	472,905
	2,000	ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (a)(f)	1,804,872

			3,924,849

		Total Corporate Bonds (Cost - $6,436,907) - 2.6%	5,625,589

		Preferred Securities

		Capital Trusts

Diversified Financial	2,000	JPMorgan Chase Capital XXII, 6.45%, 2/02/37	1,725,620
Services - 0.8%

		Total Capital Trusts (Cost - $1,995,000) - 0.8%	1,725,620

BlackRock Enhanced Government Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

Industry	Shares	Preferred Stocks	Value

Commercial Banks - 0.5%	40	Wachovia Corp. Series J, 8%	$ 988,000

Diversified Financial	25	Citigroup, Inc. Series AA, 8.125%	601,000
Services - 0.3%

		Total Preferred Stocks (Cost - $1,646,750) - 0.8%	1,589,000

	Par
	(000)	Trust Preferreds

Capital Markets - 0.7%	$ 2,000	Morgan Stanley Capital Trust VIII, 6.45%, 4/15/67	1,632,000

Media - 0.8%	2,000	Comcast Corp., 6.625%, 5/15/56	1,812,800

		Total Trust Preferreds (Cost - $4,002,205) - 1.5%	3,444,800

		Total Preferred Securities (Cost - $7,643,955) - 3.1%	6,759,420

	Beneficial
	Interest
	(000)	Short-Term Securities

	$ 16,687	BlackRock Liquidity Series, LLC
		Cash Sweep Series, 2.92% (g)(h)	16,687,428

		Total Short-Term Securities (Cost - $16,687,428) - 7.6%	16,687,428

	Contracts†	Options Purchased (i)

Call Options	18	Receive a fixed rate of 5.495% and pay a floating rate based on 3-
Purchased		month LIBOR, expiring May 2012, Broker Credit Suisse
		First Boston International	803,658
	18	Receive a fixed rate of 5.725% and pay a floating rate based on
		3-month LIBOR, expiring May 2012, Broker Lehman
		Brothers Special Financing	1,370,930
	9	Receive a fixed rate of 5.895% and pay a floating rate based on
3-month LIBOR, expiring August 2011, Broker
		JPMorgan Chase	867,808

			3,042,396

Put Options	18	Pay a fixed rate of 5.495% and receive a floating rate based on
Purchased		3-month LIBOR, expiring May 2012, Broker Credit Suisse
		First Boston International	1,255,507
	18	Pay a fixed rate of 5.725% and receive a floating rate based on 3-
		month LIBOR, expiring May 2012, Broker Lehman
		Brothers Special Financing	711,968
	9	Pay a fixed rate of 5.895% and receive a floating rate based on
3-month LIBOR, expiring August 2011, Broker
		JPMorgan Chase	277,920

			2,245,395

		Total Options Purchased
		(Premiums Paid - $3,573,570) - 2.4%	5,287,791

		Total Investments Before TBA Sales Commitments and
		Options Written (Cost - $298,574,926*) - 139.0%	304,326,519

BlackRock Enhanced Government Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

	Par
	(000)	TBA Sale Commitments - (7.0%)	Value

$ 15,200		Fannie Mae Guaranteed Pass-Through Certificates, 5.50% due
		4/15/23 - 4/15/38	$ (15,356,986)

		Total TBA Sales Commitments
		(Proceeds - $14,926,400) - (7.0%)	(15,356,986)

Contracts†		Options Written (i)

Call Options Written	11	Pay a fixed rate of 5.685% and receive a floating rate based on
		3-month LIBOR, expiring May 2010, Broker Lehman
		Brothers Special Financing	(1,549,757)
	11	Pay a fixed rate of 5.4475% and receive a floating rate based on
		3-month LIBOR, expiring May 2010, Broker Credit Suisse
		First Boston International	(573,177)
	36	Pay a fixed rate of 5.88% and receive a floating rate based on 3-
		month LIBOR, expiring June 2008, Broker
		Deutsche Bank	(5,180,662)

			(7,303,596)

Put Options Written	19	Receive a fixed rate of 4.85% and pay a floating rate based on 3-
		month USD LIBOR, expiring July 2008, Broker Union Bank of
		Switzerland, A.G	(102,410)
	11	Receive a fixed rate of 5.4475% and pay a floating rate based
		on 3-month LIBOR, expiring May 2010, Broker Credit Suisse
		First Boston International	(1,354,617)
	11	Receive a fixed rate of 5.685% and pay a floating rate based on
		3-month LIBOR, expiring May 2010, Broker Lehman Brothers
		Special Financing	(478,618)

			(1,935,645)

		Total Options Written
		(Premiums Received - $3,535,446) - (4.2%)	(9,239,241)

		Total Investments, Net of TBA Sales Commitments and
		Options Written (Cost - $280,113,080) - 127.8%	279,730,292
		Liabilities in Excess of Other Assets - (27.8%)	(60,781,957)

		Net Assets - 100.0%	$ 218,948,335

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes were as follows:
Aggregate cost		$ 298,574,926

Gross unrealized appreciation		$ 10,657,258
Gross unrealized depreciation		(4,905,665)

Net unrealized appreciation		$ 5,751,593

† One contract represents a notional amount of $1,000,000.

BlackRock Enhanced Government Fund, Inc.

Schedule of Investments as of March 31, 2008 (Unaudited)

(Percentages shown are based on Net Assets)

(a)	Variable rate security. Rate shown is as of report date.

(b)	All or a portion of security held as collateral in connection with open financial futures contracts.

(c)	All or a portion of security held as collateral in connection with open reverse repurchase agreements.

(d)	Represents or includes a "to-be-announced" transaction. The Fund has committed to purchasing securities for which all specific information is not available at this time.

(e)	Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(g)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
	Activity	Interest
Affiliate	(000)	Income

BlackRock Liquidity Series, LLC Cash Sweep Series	$ (420)	$ 71,362

(h)	Represents the current yield as of report date.

(i)	This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of the swaption.

• Reverse repurchase agreements outstanding as of March 31, 2008 were as follows:

	Interest	Trade	Net Maturity	Closing	Face
Counterparty	Rate	Date	Date	Amount	Amount

Lehman Brothers
Inc.	2.55%	3/18/08	4/14/08	$ 11,160,516	$ 11,140,000
Lehman Brothers
Inc.	0.95%	2/14/08	TBD	$ 12,934,503	$ 12,779,375
JPMorgan
Securities Inc	0.95%	2/12/08	TBD	$ 12,692,409	$ 12,676,019

• Financial futures contracts purchased as of March 31, 2008 were as follows:

					Unrealized
			Expiration	Face	Appreciation
Contracts	Issue		Date	Value	(Depreciation)

60	U.S. Treasury Bonds (2 Year)		June 2008	$ 12,881,193	$ (1,818)
196	U.S. Treasury Bonds (5 Year)		June 2008	$ 22,364,793	25,144
609	U.S. Treasury Bonds (10 Year)		June 2008	$ 71,197,246	1,245,207

Total Unrealized Appreciation - Net					$ 1,268,533

• Financial futures contracts sold as of March 31, 2008 were as follows:

					Unrealized
			Expiration	Face	Appreciation
Contracts	Issue		Date	Value	(Depreciation)

47	Euro Dollar Futures	June 2008		$ 11,373,982	$ (109,293)
47	Euro Dollar Futures	September 2008		$ 11,386,370	(117,468)
42	Euro Dollar Futures	December 2008		$ 10,184,097	(89,103)
39	Euro Dollar Futures	March 2009		$ 9,442,344	(94,619)
37	Euro Dollar Futures	June 2009		$ 8,936,975	(93,800)
37	Euro Dollar Futures	September 2009		$ 8,921,563	(90,250)
30	Euro Dollar Futures	December 2009		$ 7,233,508	(52,367)

BlackRock Enhanced Government Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)				(Percentages shown are based on Net Assets)

				Unrealized
		Expiration	Face	Appreciation
Contracts	Issue	Date	Value	(Depreciation)

27	Euro Dollar Futures	March 2010	$ 6,496,579 $	(47,209)
25	Euro Dollar Futures	June 2010	$ 6,000,669	(44,644)
25	Euro Dollar Futures	September 2010	$ 5,991,744	(40,444)
12	Euro Dollar Futures	December 2010	$ 2,887,996	(1,154)
6	Euro Dollar Futures	March 2011	$ 1,445,157	2,757

Total Unrealized Depreciation - Net		$ (777,594)

• Swaps outstanding as of March 31, 2008 were as follows:

	Notional	Unrealized
	Amount	Appreciation
	(000)	(Depreciation)

Pay a fixed rate of 4.68528% and receive a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires September 2009	$ 130,000	$ (4,317,655)
Pay a fixed rate of 4.625% and receive a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires March 2013	$ 50,000	(3,039,309)
Pay a fixed rate of 5.705% and receive a floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG London
Expires June 2017	$ 50,000	(6,677,163)
Receive a fixed rate of 4.65% and pay a floating rate based
on 3-month USD LIBOR
Broker, Credit Suisse First Boston
Expires December 2017	$ 48,600	2,345,446
Receive a fixed rate of 4.481% and pay a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires January 2018	$ 25,000	854,042
Pay a fixed rate of 5.9575% and receive a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG
Expires December 2037	$ 25,000	(5,338,077)

Total		$ (16,172,716)

BlackRock Enhanced Government Fund, Inc.

Effective January 1, 2008, the BlackRock Enhanced Government Fund, Inc. (the “Fund”) adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS

157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 – price quotations in active markets/exchanges for identical securities

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market–corroborated inputs)

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*

Level 1	$ 4,432,800	$ 490,939
Level 2	279,248,941	(20,124,164)
Level 3	0	0

Total	$ 283,681,741	$(19,633,225)

*Other financial instruments are derivative instruments such as futures, options and swaps.

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Government Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Enhanced Government Fund, Inc.

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Government Fund, Inc.

Date: May 22, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Government Fund, Inc.

Date: May 22, 2008